Cash Flow Reconciliations (Tables)	12 Months Ended
Dec. 31, 2018
Cash Flow Reconciliations
Schedule of reconciliation of borrowings arising from financing activities

	Opening balance	Cash flows	Other comprehensive income	Non-cash items	Deferred financing costs, assets	Total
Borrowings outstanding as of January 1, 2017	2,652,026	—	—	—	—	2,652,026
Proceeds from bank loans and bonds	—	280,000	—	—	—	280,000
Bank loans and bond repayments	—	(397,008)	—	—	—	(397,008)
Additions in deferred loan/bond fees	—	(8,830)	—	(1,526)	5,474	(4,882)
Amortization of deferred loan and bond issuance costs and premium (Note 19)	—	—	—	12,398	—	12,398
Retranslation of the NOK Bonds in U.S. dollars	—	—	5,022	—	—	5,022

Borrowings outstanding as of December 31, 2017	2,652,026	(125,838)	5,022	10,872	5,474	2,547,556

	Opening balance	Cash flows	Other comprehensive income	Non-cash items	Deferred financing costs, assets	Total
Borrowings outstanding as of January 1, 2018	2,547,556	—	—	—	—	2,547,556
Proceeds from bank loans and bonds	—	524,165	—	—	—	524,165
Bank loans and bond repayments	—	(231,753)	—	—	—	(231,753)
Additions in deferred loan/bond fees	—	(7,449)	—	1,119	(12,941)	(19,271)
Amortization of deferred loan and bond issuance costs and premium (Note 19)	—	—	—	12,593	—	12,593
Retranslation of the NOK Bonds in U.S. dollars	—	—	(4,831)	—	—	(4,831)

Borrowings outstanding as of December 31, 2018	2,547,556	284,963	(4,831)	13,712	(12,941)	2,828,459

Schedule of reconciliation of derivatives arising from financing activities

	Opening balance	Cash flows	Other comprehensive income	Non-cash items	Total
Net derivative liabilities as of January 1, 2017	(22,401)	—	—	—	(22,401)
Unrealized gain on derivative financial instruments held for trading including ineffective portion of cash flow hedge	—	—	—	10,505	10,505
Payment for CCS termination (Note 26)	—	20,603	—	—	20,603
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	—	7,689	—	7,689

Net derivative (liabilities)/assets as of December 31, 2017	(22,401)	20,603	7,689	10,505	16,396

	Opening balance	Cash flows	Other comprehensive income	Non-cash items	Total
Net derivative assets as of January 1, 2018	[]16,396	—	—	—	16,396
Unrealized loss on derivative financial instruments held for trading	—	—	—	(7,922)	(7,922)
Ineffective portion of cash flow hedges	—	—	—	(289)	(289)
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	—	(5,089)	—	(5,089)

Net derivative assets as of December 31, 2018	16,396	—	(5,089)	(8,211)	3,096

Schedule of reconciliation of tangible fixed assets, vessels under construction and vessel held under finance lease arising from investing activities

	Opening balance	Cash flows	Non-cash items	Total
Tangible fixed assets, vessels under construction and vessel held under finance lease as of January 1, 2017	4,207,407	—	—	4,207,407
Additions (Note 6)	—	82,352	978	83,330
Depreciation expense (Note 6)	—	—	(137,187)	(137,187)

Tangible fixed assets, vessels under construction and vessel held under finance lease as of December 31, 2017	4,207,407	82,352	(136,209)	4,153,550

	Opening balance	Cash flows	Non-cash items	Total
Tangible fixed assets, vessels under construction and vessel held under finance lease as of January 1, 2018	4,153,550	—	—	4,153,550
Additions (Note 6)	—	673,823	17,080	690,903
Transfer under "Other non-current assets"	—	—	(1,650)	(1,650)
Depreciation expense (Note 6)	—	—	(153,193)	(153,193)

Tangible fixed assets, vessels under construction and vessel held under finance lease as of December 31, 2018	4,153,550	673,823	(137,763)	4,689,610

Schedule of reconciliation of finance lease liabilities arising from financing activities

	Opening balance	Cash flows	Non-cash items	Total
Finance lease liabilities as of January 1, 2017	220,401	—	—	220,401
Finance lease charge (Note 19)	—	—	10,875	10,875
Payments for interest	—	(14,276)	—	(14,276)
Payments for finance lease liability	—	(3,572)	—	(3,572)

Finance lease liabilities as of December 31, 2017	220,401	(17,848)	10,875	213,428

	Opening balance	Cash flows	Non-cash items	Total
Finance lease liabilities as of January 1, 2018	213,428	—	—	213,428
Finance lease charge (Note 19)	—	—	10,520	10,520
Payments for interest	—	(10,520)	—	(10,520)
Payments for finance lease liability	—	(7,329)	—	(7,329)

Finance lease liabilities as of December 31, 2018	213,428	(17,849)	10,520	206,099

Schedule of reconciliation of equity offerings arising from financing activities

	Cash flows	Non-cash items	Total
Proceeds from GasLog Partners' common unit offerings (net of underwriting discounts and commissions)	141,395	—	141,395
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)	139,222	—	139,222
Offering costs	(2,032)	(359)	(2,391)

Net proceeds from equity offerings in the year ended December 31, 2017	278,585	(359)	278,226

	Cash flows	Non-cash items	Total
Proceeds from GasLog Partners' common unit offerings (net of underwriting discounts and commissions)	60,345	—	60,345
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)	208,394	—	208,394
Offering costs	(917)	(703)	(1,620)

Net proceeds from equity offerings in the year ended December 31, 2018	267,822	(703)	267,119